PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

(the “Fund”)
A series of Advisors Series Trust (the “Trust”)

Supplement dated December 5, 2023 to the
Prospectus dated June 28, 2023

Effective January 1, 2024, Evan Fox will begin serving as a co-portfolio manager of the Pzena Mid Cap Value Fund. Also effective January 1, 2024, Richard Pzena will no longer be a portfolio manager of the Fund.

Accordingly, the “Portfolio Managers” information disclosed in the “Management” section on page 8 of the Fund’s Prospectus is amended and restated as follows:

Portfolio Managers. Mr. John Flynn (Principal and Portfolio Manager), Mr. Benjamin Silver (Principal and Portfolio Manager), and Mr. Evan Fox (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund’s portfolio. Mr. Flynn has managed the Fund since August 2015, Mr. Silver has managed the Fund since July 2017 and Mr. Fox has managed the Fund since January 2024.

The “Portfolio Managers” information disclosed in the “MANAGEMENT OF THE FUNDS” section beginning on page 53 of the Prospectus is amended and restated as follows:

Portfolio Managers

Mid Cap Fund

John Flynn, Principal and Portfolio Manager
Mr. Flynn joined the Adviser in 2005 and currently serves as a Portfolio Manager for the Adviser. Mr. Flynn has co-managed the Mid Cap Focused Value strategy for the Adviser since 2015. Mr. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from the Harvard Business School.

Benjamin S. Silver, CFA, Principal and Portfolio Manager
Mr. Silver joined the Adviser in 2001 and currently serves as a Portfolio Manager for the Adviser. Mr. Silver has co-managed the Mid Cap Focused Value strategy for the Adviser since 2017. Mr. Silver earned a B.S. magna cum laude in Accounting from Sy Syms School of Business at Yeshiva University. Mr. Silver holds the Chartered Financial Analyst designation.

Evan D. Fox, CFA, Principal and Portfolio Manager
Mr. Fox joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Fox has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Fox graduated summa cum laude from the University of Pennsylvania with a B.S. in Economics from the Wharton School and a B.A.S. from the School of Engineering and Applied Science. Mr. Fox holds the Chartered Financial Analyst designation.

Please retain this supplement with your Prospectus

PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

(the “Fund”)
A series of Advisors Series Trust (the “Trust”)

Supplement dated December 5, 2023 to the
Statement of Additional Information (the “SAI”) dated June 28, 2023

Effective January 1, 2024, Evan Fox will begin serving as a co-portfolio manager of the Pzena Mid Cap Value Fund. Also effective January 1, 2024, Richard Pzena will no longer be a portfolio manager of the Fund.

Accordingly, the following information is amended under the “PORTFOLIO MANAGERS” section beginning on page 41 of the SAI:

The portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund are Messrs. John Flynn, Benjamin Silver, and Evan Fox. The portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund are Mmes. Allison Fisch, Caroline Cai, Mr. Rakesh Bordia and Mr. Akhil Subramanian. The portfolio managers primarily responsible for the day-to-day management of the Small Cap Fund are Messrs. Evan Fox, John Flynn, and Benjamin Silver. The portfolio managers primarily responsible for the day-to-day management of the International Small Cap Fund are Messrs. Matthew J. Ring and Jason Doctor. The portfolio managers primarily responsible for the day-to-day management of the International Value Fund are Messrs. John Goetz and Rakesh Bordia and Mmes. Allison Fisch and Caroline Cai. Each has managed their respective Fund(s) since the Fund’s inception, except Mr. Bordia has managed the Emerging Markets Fund since April 2015 and the International Value Fund since January 2023, Mr. Flynn has managed the Mid Cap Fund since August 2015, Mr. Silver has managed the Mid Cap Fund since July 2017, Mr. Subramanian has managed the Emerging Markets Fund since January 2023 and Mr. Doctor has managed the International Small Cap Fund since January 2023, and Mr. Fox has managed the Mid Cap Fund since January 2024.

Please retain this supplement with your SAI

1